SUBSEQUENT EVENTS (Details) (USD $)	6 Months Ended	51 Months Ended	1 Months Ended	0 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jul. 31, 2012 Financing [Member]	Jul. 14, 2012 Financing [Member] JMJ Financial Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Issuance of common stock for services	$ 1,547,236	$ 2,274,737	$ 140,320
Issuance of common stock for services, shares			5,255,431
Debt, face amount				525,000
Debt interest rate				5.00%
Maturity date				Jan. 12, 2014
Conversion price, percent of stock price				80.00%
Proceeds from debt issuance, net of discount and costs				500,000
Original issue discount on notes payable				$ 25,000
Number of shares called by warrant				16,666,667
Exercise price of warrants				0.03
Warrant expiration date				Jan. 12, 2016